Accounts payable for business combination (Tables)	12 Months Ended
Dec. 31, 2024
Accounts payable for business combination
Schedule of accounts payable for business combination
	December 31, 2024	December 31, 2023
Meritt	300	300
SEL	-	17,920
Redação Nota 1000	2,718	4,610
EMME	5,943	8,500
Editora De Gouges	420,585	570,027
Phidelis	7,054	12,763
	436,600	614,120
Current	215,237	216,728
Non-current	221,363	397,392
	436,600	614,120

Schedule of changes in accounts payable for business combination
	December 31, 2024	December 31, 2023
Opening balance	614,120	625,277
Net additions (i)	-	28,043
Cash payment	-	(4,100)
Payments in installments	(170,999)	(92,152)
Interest payment	(65,855)	(8,096)
Interest adjustment	59,334	65,207
Remeasurement	-	(59)
Closing balance	436,600	614,120

(i)	In December 31, 2023 it includes the purchase price of Escola Start, in the amount of R$ 4,481, and the price adjustment in the acquisition of companies, in the amount of R$ 23,562, as follows: (i) increase of R$32,968 in the purchase price of Mind Makers, due to the performance of the business, considering the number of students who used the products made available by this entity in April 2023, in accordance with the 4thontractual amendment, which defined the targets for the payment of earnout, and (ii) reduction of R$9,406 in the price of the company Editora de Gouges (“Eleva”), as a result of the review of the net debt provided for in the shareholder’s agreement.

Schedule of maturities of accounts payable for business combination
	December 31, 2024		December 31, 2023
Maturity of installments	Total	%	Total	%
In up to one year	215,237	49.3%	216,728	35.3%

One to two years	219,493	50.3%	196,406	32.0%
Two to three years	1,870	0.4%	200,986	32.7%
	221,363	50.7%	397,392	64.7%
	436,600	100.0%	614,120	100.0%